Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 09, 2015
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 09, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 09, 2015
Prospectus Date	rr_ProspectusDate	Dec. 31, 2014
Bond Market Index Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BOND MARKET INDEX FUND
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated January 9, 2015
to the Classes A, C, J, P, Institutional, R-1, R-2, R-3, R-4, R-5, R-6 and S Shares Prospectus
for Principal Funds, Inc.
dated December 31, 2014

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
Delete Footnote 1 to the Annual Fund Operating Expenses table and substitute:

(1)	Expense information in the table has been restated to reflect current fees. Effective December 31, 2013, Distribution and/or Service (12b-1) Fees for Class J shares were reduced.

Bond Market Index Fund [Member] | Class J
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBIJX